Fair Value Measurements - Significant Unobservable Inputs Used in Fair Value Measurement of Each of Above Level 3 Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Mar. 01, 2014
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	3,266	$ 2,658
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	40	40
Corporate Bonds and Notes [Member] | Collateral value (as a % of fair value) [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (weighted average)	138.00%
Corporate Bonds and Notes [Member] | Anticipated monthly principal and interest payments [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (weighted average value)	0.1
Corporate Bonds and Notes [Member] | Yearly decrease in payments [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (weighted average)	10.00%
Corporate Bonds and Notes [Member] | Current securities in technical default, by collateral grouping [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (weighted average)	0.00%
Corporate Bonds and Notes [Member] | Current securities in technical default, by collateral grouping [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (weighted average)	100.00%
Corporate Bonds and Notes [Member] | Current securities in technical default, by collateral grouping [Member] | Weighted average [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (weighted average)	13.00%
Corporate Bonds and Notes [Member] | Average recovery rate of securities in technical default [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (weighted average)	30.00%
Corporate Bonds and Notes [Member] | Additional defaults assumption [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (weighted average)	0.00%
Corporate Bonds and Notes [Member] | Additional defaults assumption [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (weighted average)	44.00%
Corporate Bonds and Notes [Member] | Additional defaults assumption [Member] | Weighted average [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (weighted average)	18.00%
Corporate Bonds and Notes [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	3	4
Auction Rate Securities [Member] | Weighted-average life [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (weighted average life)	7 years
Auction Rate Securities [Member] | Weighted-average life [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (weighted average life)	18 years
Auction Rate Securities [Member] | Weighted-average life [Member] | Weighted average [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (weighted average life)	13 years
Auction Rate Securities [Member] | Collateral value (as a % of fair value) [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (weighted average)	99.00%
Auction Rate Securities [Member] | Collateral value (as a % of fair value) [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (weighted average)	144.00%
Auction Rate Securities [Member] | Collateral value (as a % of fair value) [Member] | Weighted average [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (weighted average)	115.00%
Auction Rate Securities [Member] | Probability of waterfall event [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (weighted average)	10.00%
Auction Rate Securities [Member] | Probability of permanent suspension of auction [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (weighted average)	5.00%
Auction Rate Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	37	$ 36